SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,822		$ 8,940		$ 7,922
Property and equipment, net	176		93		96
East European Country [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,455	[1]	8,637	[1]	7,498	[1]
Property and equipment, net		[1]		[1]		[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	199		217		344
Property and equipment, net	17		17		24
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	232		86		80
Property and equipment, net	159		76		72
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	903
Property and equipment, net
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	33
Property and equipment, net

[1]	Due to the demand of the customer, the name of the specific country cannot be disclosed.